Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Net gain on investments:
Net unrealized gain on mortgage loans	$ 7,165	$ 8,293
Net realized gain on mortgage loans	1,719	2,106
Total net gain on investments	8,884	10,399
Expenses:
Residential rental property operating expenses	84	84
Related party mortgage loan servicing costs	1,242	1,634
Interest expense	654	696
Related party general and administrative	1,156	2,234	42
General and administrative	714	1,701	47
Total expenses	3,850	6,349	89
Other income	193	193
Net income (Loss)	$ 5,227	$ 4,243	$ (89)
Earnings per share of common stock – basic:
Earnings per basic share (in USD per share)	$ 0.27	$ 0.31	$ (0.01)
Weighted average common stock outstanding – basic	19,374,601	13,624,599	7,810,708
Earnings per share of common stock – diluted:
Earnings per diluted share (in USD per share)	$ 0.26	$ 0.29	$ (0.01)
Weighted average common stock outstanding – diluted	20,259,184	14,522,227	7,810,708